Short-Term Borrowings (Tables)	12 Months Ended
Dec. 31, 2019
Short-Term Borrowings [Abstract]
Short-Term Borrowings
Short-term borrowings of the Company were cash management accounts as follows:

(dollars in thousands)	2019	2018	2017

Amount outstanding at December 31,	$148,666	161,893	242,991
Maximum amount outstanding at any month end	169,214	233,522	252,996
Average amount outstanding	159,220	194,810	228,086
Weighted average interest rate:
For the year	0.92%	0.65	0.61
As of year end	0.90	0.95	0.62